Debt and Lease Arrangements - Schedule of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	$ 70,141	$ 77,617
Finance lease liabilities	15,524	14,859
Debt	11,795	9,484
Debt	73,870	82,992
Total	85,665	92,476
Short-Term Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	1,211	1,787
Debt	1,211	1,787
Long-Term Debt Due Within 1 Year [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	9,500	6,574
Finance lease liabilities	1,084	1,123
Total	10,584	7,697
Current Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	10,711	8,361
Finance lease liabilities	1,084	1,123
Total	11,795	9,484
Non-Current Debt [Member]
Disclosure Of Debt [Line Items]
Debt (excluding finance lease liabilities)	59,430	69,256
Finance lease liabilities	14,440	13,736
Debt	$ 73,870	$ 82,992